UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5962

Name of Registrant:	VANGUARD VARIABLE INSURANCE FUND

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1:	Schedule of Investments

September 30, 2004		Market
		Value
Vanguard Variable Insurance Fund - Equity Income Portfolio	Shares	(000)
COMMON STOCKS (94.2%)

General Motors Corp.	166,300	$ 7,064
Delphi Corp.	140,000	1,301
Burlington Northern Santa Fe Corp.	32,800	1,257
Tidewater Inc.	34,600	1,126
Genuine Parts Co.	16,050	616

		11,364

Consumer Discretionary (6.7%)
Kimberly-Clark Corp.	68,800	4,444
May Department Stores Co.	99,400	2,548
Newell Rubbermaid, Inc.	117,900	2,363
Gannett Co., Inc.	27,800	2,329
Maytag Corp.	125,600	2,307
Regal Entertainment Group Class A	114,100	2,179
Eastman Kodak Co.	63,100	2,033
Leggett & Platt, Inc.	64,500	1,812
McDonald's Corp.	47,500	1,331
Belo Corp. Class A	56,300	1,269
Limited Brands, Inc.	56,300	1,255
R.R. Donnelley & Sons Co.	38,900	1,218
Gillette Co.	28,800	1,202
The Stanley Works	13,500	574

		26,864

Consumer Staples (6.2%)
Altria Group, Inc.	82,800	3,895
Albertson's, Inc.	104,500	2,501
Kellogg Co.	55,740	2,378
The Coca-Cola Co.	50,800	2,035
Carolina Group	81,700	1,991
Kraft Foods Inc.	62,700	1,989
General Mills, Inc.	40,560	1,821
H.J. Heinz Co.	40,350	1,453
ConAgra Foods, Inc.	47,500	1,221
Colgate-Palmolive Co.	26,000	1,175
Sara Lee Corp.	48,600	1,111
The Clorox Co.	20,800	1,109
Sysco Corp.	32,000	957
Campbell Soup Co.	33,300	875

		24,511

Financial Services (31.9%)
Bank of America Corp.	304,292	13,185
Citigroup, Inc.	276,800	12,212
JPMorgan Chase & Co.	165,300	6,567
SunTrust Banks, Inc.	90,300	6,358
Wells Fargo & Co.	90,500	5,397
National City Corp.	130,100	5,024
Fannie Mae	73,400	4,654
Morgan Stanley	91,700	4,521
Merrill Lynch & Co., Inc.	88,000	4,375
XL Capital Ltd. Class A	58,700	4,343
PNC Financial Services Group	62,800	3,397
Comerica, Inc.	56,700	3,365
ACE Ltd.	78,500	3,145
Washington Mutual, Inc.	69,622	2,721
Regency Centers Corp. REIT	56,500	2,627
Fifth Third Bancorp	51,500	2,535
Mellon Financial Corp.	88,600	2,453
Northern Trust Corp.	59,700	2,436
Marsh & McLennan Cos., Inc.	50,060	2,291
Wachovia Corp.	48,486	2,276
New York Community Bancorp, Inc.	107,900	2,216
The Chubb Corp.	31,480	2,212
First Horizon National Corp.	46,100	1,999
Freddie Mac	30,400	1,983
U.S. Bancorp	65,442	1,891
St. Paul Travelers Cos., Inc.	44,440	1,469
BB&T Corp.	36,000	1,429
Astoria Financial Corp.	39,800	1,412
Synovus Financial Corp.	50,400	1,318
Protective Life Corp.	32,900	1,293
Cincinnati Financial Corp.	30,785	1,269
National Commerce Financial Corp.	36,900	1,262
Jefferson-Pilot Corp.	25,400	1,261
The Bank of New York Co., Inc.	42,000	1,225
MBNA Corp.	48,000	1,210
Lincoln National Corp.	25,200	1,184
Fidelity National Financial, Inc.	30,250	1,153
KeyCorp	35,560	1,124
FirstMerit Corp.	40,500	1,065
City National Corp.	16,300	1,059
Zions Bancorp	17,000	1,038
Nationwide Financial Services, Inc.	27,500	966
Unitrin, Inc.	16,000	665
Mercury General Corp.	12,500	661
Allstate Corp.	10,400	499
General Growth Properties Inc. REIT	14,600	453

		127,198

Health Care (7.7%)
Abbott Laboratories	140,700	5,960
Pfizer Inc.	182,712	5,591
Wyeth	139,720	5,226
Baxter International, Inc.	111,820	3,596
GlaxoSmithKline PLC ADR	56,974	2,491
Johnson & Johnson	43,000	2,422
Bristol-Myers Squibb Co.	95,760	2,267
Merck & Co., Inc.	56,000	1,848
Eli Lilly & Co.	19,100	1,147

		30,548

Integrated Oils (8.4%)
ExxonMobil Corp.	247,909	11,981
ConocoPhillips Co.	94,260	7,809
Shell Transport & Trading Co. ADR	97,200	4,326
BP PLC ADR	71,396	4,107
ChevronTexaco Corp.	48,566	2,605
Royal Dutch Petroleum Co. ADR	33,800	1,744
Unocal Corp.	15,900	684

		33,256

Other Energy (0.7%)
Halliburton Co.	43,100	1,452
Kerr-McGee Corp.	21,000	1,202

		2,654

Materials & Processing (9.6%)
Alcoa Inc.	236,700	7,951
Dow Chemical Co.	117,920	5,328
Weyerhaeuser Co.	78,680	5,231
E.I. du Pont de Nemours & Co.	120,241	5,146
PPG Industries, Inc.	40,500	2,482
Air Products & Chemicals, Inc.	40,300	2,192
Archer-Daniels-Midland Co.	126,300	2,145
Freeport-McMoRan Copper & Gold, Inc. Class B	42,700	1,729
Eastman Chemical Co.	31,200	1,484
Avery Dennison Corp.	17,300	1,138
Sonoco Products Co.	41,100	1,087
Lyondell Chemical Co.	30,900	694
Temple-Inland Inc.	9,200	618
Lafarge North America Inc.	11,200	525
International Paper Co.	10,600	428

		38,178

Producer Durables (4.6%)
Caterpillar, Inc.	128,460	10,335
Emerson Electric Co.	102,760	6,360
Pitney Bowes, Inc.	25,000	1,103
The Boeing Co.	11,800	609

		18,407

Technology (2.3%)
Hewlett-Packard Co.	204,200	3,829
Electronic Data Systems Corp.	119,900	2,325
Rockwell Automation, Inc.	49,400	1,912
Raytheon Co.	33,000	1,253

		9,319

Utilities (11.4%)
SBC Communications Inc.	205,966	5,345
BellSouth Corp.	165,800	4,497
Dominion Resources, Inc.	59,425	3,877
Exelon Corp.	103,800	3,808
FPL Group, Inc.	54,220	3,704
Verizon Communications Inc.	89,008	3,505
TXU Corp.	65,100	3,120
Sprint Corp.	118,300	2,381
Duke Energy Corp.	102,900	2,355
Entergy Corp.	31,000	1,879
AT&T Corp.	125,600	1,799
Questar Corp.	38,700	1,773
SCANA Corp.	41,000	1,531
Pinnacle West Capital Corp.	30,400	1,262
DPL Inc.	60,500	1,245
Kinder Morgan, Inc.	19,000	1,194
ALLTEL Corp.	20,000	1,098
NiSource, Inc.	41,700	876

		45,249

Other (1.9%)
General Electric Co.	76,100	2,555
Teleflex Inc.	55,600	2,363
Honeywell International Inc.	61,200	2,195
Textron, Inc.	9,600	617

		7,730

TOTAL COMMON STOCKS
(Cost $327,872)		375,278

TEMPORARY INVESTMENTS (5.8%)

Exchange-Traded Fund (0.4%)
Vanguard Index Participation Equity Receipts - Value	32,000	1,605

Money Market Fund (3.8%)
Vanguard Market Liquidity Fund, 1.74%*	15,314,302	15,314

	Face
	Amount
	(000)

U.S. Agency Obligation (0.6%)
Federal National Mortgage Assn.**
1.45%, 10/6/2004	$2,000	2,000
1.58%, 10/27/2004	200	200

		2,200

Repurchase Agreement (1.0%)
Credit Suisse First Boston
1.87%, 10/1/2004
(Dated 9/30/2004, Repurchase Value $4,100,000,
Collateralized by Federal National Mortgage Association,
5.50%,11/01/2017)	4,100	4,100

TOTAL TEMPORARY INVESTMENTS
(Cost $23,189)		23,219

TOTAL INVESTMENTS (100%)
(Cost $351,061)		398,497

OTHER ASSETS AND LIABILITIES-NET		(241)

NET ASSETS (100%)		$398,256

* Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
** The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line-of-credit) would require congressional action.
(1) Security segregated as initial margin for open futures contracts.
ADR-American Depositary Receipt
REIT-Real Estate Investment Trust

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2004, the cost of investment securities for tax purposes was $351,061,000. Net unrealized appreciation of investment securities for tax purposes was $47,436,000, consisting of unrealized gains of $56,672,000 on securities that had risen in value since their purchase and $9,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.7% and 1.3%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At September 30, 2004, the aggregate settlement value of open futures contracts expiring in December 2004, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P 500 Index	42	$11,706	$13
S&P MidCap 400 Index	14	4,159	16
E-mini S&P 500 Index	8	446	1
E-mini S&P MidCap 400 Index	2	119	-

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	November 15, 2004

VANGUARD VARIABLE INSURANCE FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	November 15, 2004

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.